MANAGEMENT PLANS AND LIQUIDITY (Details Textual) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 07, 2017	Nov. 11, 2016	Mar. 01, 2017	Feb. 28, 2017	Sep. 30, 2016	Sep. 29, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 26, 2017	Apr. 24, 2017
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Cash							$ 20,400,000		$ 11,700,000
Working Capital							15,200,000		5,700,000
Impairment of Oil and Gas Properties							0		4,718,000	$ 24,478,000
Repayments of Notes Payable							4,000	$ 0
First Lien Credit Agreement [Member] | Senior Debt Obligations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from Issuance of Secured Debt						$ 31,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 50,000,000
First Lien Credit Agreement [Member] | Minimum [Member] | Senior Debt Obligations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from Issuance of Secured Debt	$ 31,000,000
First Lien Credit Agreement [Member] | Maximum [Member] | Senior Debt Obligations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from Issuance of Secured Debt	$ 38,100,000
Second Lien Credit Agreement [ [Member] | Bridge Loan [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from Notes Payable							56,600,000
Repayments of Notes Payable							38,300,000
Credit Agreement [Member] | Senior Debt Obligations [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Proceeds from Issuance of Secured Debt									31,000,000
Additional Proceeds From Issuance Of Secured Debt		$ 6,000,000			$ 25,000,000
Line of Credit Facility, Maximum Borrowing Capacity									$ 50,000,000
Subsequent Event [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Cash			$ 9,000,000				$ 0
Additional Proceeds From Issuance Of Secured Debt				$ 7,100,000
Proceeds from Issuance or Sale of Equity			$ 18,600,000	$ 0
Subsequent Event [Member] | First Lien Credit Agreement [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 15,000,000
Subsequent Event [Member] | Second Lien Credit Agreement [ [Member]
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 125,000,000
Line of Credit Facility, Current Borrowing Capacity											80,000,000
Line of Credit Facility, Remaining Borrowing Capacity											$ 45,000,000